Operating expenses (Table)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Operating expenses

	Restated[c]
	2021	2020	2019
	£m	£m	£m
Infrastructure costs
Property and equipment	367	373	368
Depreciation and amortisation	403	421	457
Lease payments	4	1	7
Impairment of property, equipment and intangible assets[a]	280	21	3
Total infrastructure costs	1,054	816	835
Administration and general expenses
Consultancy, legal and professional fees	390	345	362
Marketing and advertising	235	176	258
UK bank levy	134	249	185
Other administration and general expenses	3,616	3,432	3,513
Total administration and general expenses	4,375	4,202	4,318
Staff costs[b]	4,456	4,365	4,565
Litigation and conduct	374	76	264
Operating expenses	10,259	9,459	9,982
Note
aImpairment of property, equipment and intangible assets includes £266m relating to structural cost actions taken as part of the real estate review conducted in 2021 (see Note 19).
bFor further details on staff costs including accounting policies, refer to Note 29.
c